Average Annual Total Returns		12 Months Ended		42 Months Ended	60 Months Ended		69 Months Ended	75 Months Ended	77 Months Ended	96 Months Ended
	Aug. 01, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
GQG Partners Emerging Markets Equity Fund | MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.57%			4.20%				8.26%
Performance Inception Date	Dec. 28, 2016
GQG Partners Emerging Markets Equity Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent			9.66%			2.83%				8.56%
Performance Inception Date	Dec. 28, 2016
GQG Partners Emerging Markets Equity Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			9.91%			3.04%				8.79%
Performance Inception Date	Dec. 28, 2016
GQG Partners Emerging Markets Equity Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.55%			2.38%				8.35%
Performance Inception Date	Dec. 28, 2016
GQG Partners Emerging Markets Equity Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.44%			2.34%				7.16%
Performance Inception Date	Dec. 28, 2016
GQG Partners Emerging Markets Equity Fund | R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent			9.91%			3.03%				8.78%
Performance Inception Date	Dec. 28, 2016
GQG Partners US Select Quality Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%			14.42%		14.31%
Performance Inception Date	Sep. 28, 2018
GQG Partners US Select Quality Equity Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent			(4.50%)			11.04%		13.03%
Performance Inception Date	Sep. 28, 2018
GQG Partners US Select Quality Equity Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			(4.29%)			11.22%		13.20%
Performance Inception Date	Sep. 28, 2018
GQG Partners US Select Quality Equity Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(5.88%)			10.23%		12.45%
Performance Inception Date	Sep. 28, 2018
GQG Partners US Select Quality Equity Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.41%)			8.87%		10.76%
Performance Inception Date	Sep. 28, 2018
GQG Partners US Select Quality Equity Fund | R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent			(4.29%)			11.23%		13.21%
Performance Inception Date	Sep. 28, 2018
GQG Partners Global Quality Equity Fund | MSCI All Country World Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%			11.19%	12.59%
Performance Inception Date	Mar. 29, 2019
GQG Partners Global Quality Equity Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent			0.69%			10.23%	11.60%
Performance Inception Date	Mar. 29, 2019
GQG Partners Global Quality Equity Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			0.92%			10.43%	11.80%
Performance Inception Date	Mar. 29, 2019
GQG Partners Global Quality Equity Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.88%)			9.36%	10.99%
Performance Inception Date	Mar. 29, 2019
GQG Partners Global Quality Equity Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.82%			8.18%	9.50%
Performance Inception Date	Mar. 29, 2019
GQG Partners Global Quality Equity Fund | R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent			0.87%			10.42%	11.79%
Performance Inception Date	Mar. 29, 2019
GQG Partners International Quality Value Fund | MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			32.39%	6.71%
Performance Inception Date	Jun. 30, 2021
GQG Partners International Quality Value Fund | MSCI ACWI ex USA Value Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			39.50%	10.50%
Performance Inception Date	Jun. 30, 2021
GQG Partners International Quality Value Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent			25.80%	8.46%
Performance Inception Date	Jun. 30, 2021
GQG Partners International Quality Value Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			26.05%	8.57%
Performance Inception Date	Jun. 30, 2021
GQG Partners International Quality Value Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			24.99%	7.58%
Performance Inception Date	Jun. 30, 2021
GQG Partners International Quality Value Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.43%	6.63%
Performance Inception Date	Jun. 30, 2021
GQG Partners US Quality Value Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	12.52%
Performance Inception Date	Jun. 30, 2021
GQG Partners US Quality Value Fund | MSCI USA Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.97%	7.90%
Performance Inception Date	Jun. 30, 2021
GQG Partners US Quality Value Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent			8.28%	9.31%
Performance Inception Date	Jun. 30, 2021
GQG Partners US Quality Value Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			8.45%	9.40%
Performance Inception Date	Jun. 30, 2021
GQG Partners US Quality Value Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.48%	8.59%
Performance Inception Date	Jun. 30, 2021
GQG Partners US Quality Value Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.69%	7.31%
Performance Inception Date	Jun. 30, 2021
GQG Partners Global Quality Value Fund | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	9.63%
Performance Inception Date	Jun. 30, 2021
GQG Partners Global Quality Value Fund | MSCI ACWI Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.98%	8.82%
Performance Inception Date	Jun. 30, 2021
GQG Partners Global Quality Value Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent			20.09%	9.48%
Performance Inception Date	Jun. 30, 2021
GQG Partners Global Quality Value Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			20.38%	9.59%
Performance Inception Date	Jun. 30, 2021
GQG Partners Global Quality Value Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.64%	8.40%
Performance Inception Date	Jun. 30, 2021
GQG Partners Global Quality Value Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.25%	7.37%
Performance Inception Date	Jun. 30, 2021
GQG US Equity ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%			14.42%				15.41%
Performance Inception Date									Jul. 31, 2019
GQG US Equity ETF | GQG US Equity ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		(4.67%)			11.08%				13.38%
Performance Inception Date									Jul. 31, 2019
GQG US Equity ETF | GQG US Equity ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(4.88%)			11.03%				13.33%
Performance Inception Date									Jul. 31, 2019
GQG US Equity ETF | GQG US Equity ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(2.59%)			8.83%				10.91%
Performance Inception Date									Jul. 31, 2019